IMPAIRMENT - Impairment of PP&E - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment
Asset impairment	$ 3,420	$ 751,723	$ 0
Ceiling test limitation	$ 265,000